GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consisted of the following as of September 30, 2024 and December 31, 2023:

	September 30, 2024				December 31, 2023
	Gross value	Accumulated amortization	Accumulated Impairment	Net carrying value	Gross value	Accumulated amortization	Net carrying value
Amortized intangible assets:
Licenses (video solutions segment)	$151,652	$23,907	$-	$127,745	$225,545	$89,887	$135,658
Patents and trademarks (video solutions segment)	483,521	355,314	-	128,207	483,521	266,403	217,118
Sponsorship agreement network (entertainment segment)	5,600,000	3,453,333	-	2,146,667	5,600,000	2,613,333	2,986,667
SEO content (entertainment segment)	600,000	462,500	-	137,500	600,000	350,000	250,000
Personal seat licenses (entertainment segment)	117,339	12,060	-	105,279	180,081	14,004	166,077
Software	23,653	-	-	23,653
Website enhancements (entertainment segment)	35,900	6,841	-	29,059	13,500	-	13,500
Client agreements (revenue cycle management segments)	999,034	301,695	-	697,339	999,034	226,768	772,266
	8,011,099	4,615,650	-	3,395,449	8,101,681	3,560,395	4,541,286

Indefinite life intangible assets:
Goodwill (Entertainment segment)	6,112,507	-	307,000	5,805,507	5,886,548	-	5,886,548
Goodwill (Revenue cycle management segment)	5,480,966	-	4,322,000	1,158,966	5,480,966	-	5,480,966
Trade name and trademarks (entertainment segment)	900,000	-	201,000	699,000	600,000	-	600,000
Patents and trademarks pending (video solutions segment)	91,623	-	-	91,623	1,622	-	1,622

Total	$20,596,195	$4,615,650	$4,830,000	$11,150,545	$20,070,817	$3,560,395	$16,510,422

Intangible assets consisted of the following at December 31, 2023 and 2022:

	December 31, 2023			December 31, 2022
	Gross value	Accumulated amortization	Net carrying value	Gross value	Accumulated amortization	Net carrying value
Amortized intangible assets:
Licenses (video solutions segment)	$225,545	$89,887	$135,658	$211,183	$80,378	$130,805
Patents and trademarks (video solutions segment)	483,521	266,403	217,118	472,077	305,021	167,056
Sponsorship agreement network (entertainment segment)	5,600,000	2,613,333	2,986,667	5,600,000	1,493,333	4,106,667
SEO content (entertainment segment)	600,000	350,000	250,000	600,000	200,000	400,000
Personal seat licenses (entertainment segment)	180,081	14,004	166,077	180,081	8,001	172,080
Website enhancements (entertainment segment)	13,500	-	13,500	-	-	-
Client agreements (revenue cycle management segments)	999,034	226,768	772,266	999,034	126,864	872,170
	8,101,681	3,560,395	4,541,286	8,062,375	2,213,597	5,848,778

Indefinite life intangible assets:
Goodwill (entertainment and revenue cycle management segments)	11,367,514	-	11,367,514	11,367,514	-	11,367,514
Trade name (entertainment segment)	600,000	-	600,000	600,000	-	600,000
Patents and trademarks pending (video solutions segment)	1,622	-	1,622	56,678	-	56,678

Total	$20,070,817	$3,560,395	$16,510,422	$20,086,567	$2,213,597	$17,872,970

SCHEDULE OF ESTIMATED AMORTIZATION FOR INTANGIBLE ASSETS
Year ending December 31:
2024 (October 1, 2024 to December 31, 2024)	$371,227
2025	1,418,272
2026	913,733
2027	116,387
2028 and thereafter	575,830
$3,395,449

Year ending December 31:
2024	$1,502,013
2025	1,409,517
2026	904,979
2027	112,965
2028 and thereafter	611,810
$4,541,284